Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

11. Net Loss Per Share

Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share for the nine months ended September 30, 2018 and 2019 (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
Numerator:
Net loss	$(10,284)	$(9,971)	$(26,717)	$(29,781)

Denominator:
Weighted average common shares outstanding	867,565	838,961	864,855	822,644
Less: weighted-average unvested restricted common stock subject to repurchase	(124,514)	(19,097)	(150,868)	(45,451)
Less: weighted-average unvested common shares subject to repurchase	(96,251)	(16,635)	(121,750)	(35,482)

Weighted-average shares used to compute net loss per share, basic and diluted	646,800	803,229	592,237	741,711

Net loss per share, basic and diluted	$(15.90)	$(12.41)	$(45.11)	$(40.15)

Outstanding potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive

	As of September 30,
	2018	2019
Convertible preferred stock	88,618,468	104,803,325
Common stock options issued and outstanding	768,406	943,610

Total	89,386,874	105,746,935

Immediately prior to the closing of the Company’s IPO on November 4, 2019, all outstanding shares of the Company’s convertible preferred stock converted into 17,467,184 shares of the Company’s common stock. For the nine months ended September 30, 2019, with the assumed conversion of the convertible preferred stock, the basic and diluted unaudited pro forma net loss was $1.69 per share.

13. Net Loss Per Share

Historical net loss per share

The following table sets forth the computation of the basic and diluted net loss per share of the years ended December 31, 2017 and 2018 (in thousands, except share and per share data):

	Year Ended December 31,
	2017	2018
Numerator:
Net loss	$(29,115)	$(36,147)

Denominator:
Weighted average common shares outstanding	856,451	866,348
Less: weighted-average unvested restricted common stock subject to repurchase	(250,269)	(137,691)
Less: weighted-average unvested early exercised common shares subject to repurchase	(174,504)	(106,368)

Weighted-average shares used to compute net loss per common share, basic and diluted	431,679	622,289

Net loss per share, basic and diluted	$(67.45)	$(58.09)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	December 31,
	2017	2018
Convertible preferred stock	12,593,942	16,415,281
Common stock options issued and outstanding	861,690	693,879

Total	13,455,632	17,109,160

Unaudited pro forma net loss per share

The following table presents the computation of pro forma basic and diluted net loss per share (in thousands, except share and per share data):

For the Year Ended December 31, 2018
Numerator:
Net loss	$(36,147)

Denominator:
Weighted-average shares used to compute net loss per common share, basic and diluted	622,289
Pro forma adjustments to reflect:
Assumed conversion of convertible preferred stock	13,838,797

Weighted-average shares used to compute net loss per share, basic and diluted	14,461,086

Pro forma net loss per share, basic and diluted	$(2.50)